Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs and Secured Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Assets	$ 1,927,555	$ 1,895,883
Liabilities	(1,739,571)	(1,698,817)
Noncontrolling interests	(838)	(900)
VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Assets	30,101	33,818
Liabilities	(5,007)	(5,351)
Noncontrolling interests	0	0
Net assets	25,094	28,467
VIEs that we do not consolidate [Member] | Waived fees [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Financial support provided to a nonconsolidated legal entity	40	45	$ 53
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	81	95
Assets	80	94
Liabilities	(79)	(93)
Noncontrolling interests	0	0
Net assets	1	1
Total secured borrowings [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	81	95
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	80	94
Liabilities	(79)	(93)
Noncontrolling interests	0	0
Net assets	1	1
Total secured borrowings [Member] | Carrying value [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Assets	80	94
Liabilities	(79)	(93)
Noncontrolling interests	0	0
Net assets	1	1
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,505	14,915
Assets	14,368	14,585
Liabilities	(1,226)	(1,508)
Noncontrolling interests	(43)	(34)
Net assets	13,099	13,043
Consolidated VIEs [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	401	627
Consolidated VIEs [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets	8,054	8,215
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	935	1,947
Consolidated VIEs [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	4,836	3,957
Consolidated VIEs [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total VIE assets	279	169
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	14,368	14,585
Liabilities	(1,226)	(1,508)
Noncontrolling interests	(43)	(34)
Net assets	13,099	13,043
Consolidated VIEs [Member] | Carrying value [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Assets	402	523
Liabilities	(401)	(501)
Noncontrolling interests	0	0
Net assets	1	22
Consolidated VIEs [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Assets	8,042	8,204
Liabilities	(529)	(477)
Noncontrolling interests	(16)	(14)
Net assets	7,497	7,713
Consolidated VIEs [Member] | Carrying value [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets	809	1,732
Liabilities	(290)	(521)
Noncontrolling interests	0	0
Net assets	519	1,211
Consolidated VIEs [Member] | Carrying value [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets	4,836	3,957
Liabilities	0	0
Noncontrolling interests	0	0
Net assets	4,836	3,957
Consolidated VIEs [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets	279	169
Liabilities	(6)	(9)
Noncontrolling interests	(27)	(20)
Net assets	246	140
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,586	15,010
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets	14,448	14,679
Liabilities	(1,305)	(1,601)
Noncontrolling interests	(43)	(34)
Net assets	13,100	13,044
Revolving master trust entity [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,500	6,700
Liabilities	$ (300)	$ (299)